Note 3 - Income (Loss) Per Common Share (Tables)	9 Months Ended
Jan. 31, 2016
Earnings Per Share [Abstract]
Earnings per share
	Jan. 31, 2016	Jan. 31, 2015 Restated

Net loss	$(651,836)	$(188,308)

Weighted average common shares outstanding	508,000,000	500,000,000
Effect of dilutive securities	—	—
Weighted average dilutive common shares outstanding	508,000,000	500,000,000

Income (Loss) per common share – basic	$.00	$(.00)

Income (Loss) per common share – diluted	$.00	$(.00)